SUBSEQUENT EVENTS	12 Months Ended
Feb. 28, 2014
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

22.                               SUBSEQUENT EVENTS

On March 1, 2014, the Company granted 5,538,400 non-vested shares to directors and employees with vesting period ranging from approximate 4 year to 10 years. The fair value per non-vested shares granted was $11.86, which approximates the market price of the Company’s ADS on the New York Stock Exchange as of the grant date.

On April 26, 2014, the Company granted 464,800 non-vested shares to directors and employees with vesting period ranging from approximate 4 year to 6 years. The fair value per non-vested shares granted was $11.55, which approximates the market price of the Company’s ADS on the New York Stock Exchange as of the grant date.